PROPERTY, PLANT AND EQUIPMENT (Detail Textuals)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 6,500,000	40,200,000	$ 5,200,000	33,000,000	$ 4,300,000	27,900,000
Construction-in-progress	$ 3,787,000	23,092,000	$ 29,200,000	183,514,000